091-09706 jm

For Internal Use Only
Sec File No. 9-

RECEIVED
2010 AUG -3 AM 9:26
SEC / TM

Submit 1 Original
and 9 Copies

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**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

10048346

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

## Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Trading New Derivative Securities Product:
   National Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Equity
4. Name of Underlying Instrument:
   MSCI All Country World ex USA Materials Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   AXMT
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Foreign equities markets
8. Settlement Methodology of New Derivative Securities Product:
   cash
9. Position Limits of New Derivative Securities Product (if applicable):

## Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the trading of the above-referenced new derivative securities product according to its relevant trading rules (including unlisted trading privileges), procedures and surveillance programs.

Name of Official Responsible for Form: James C. Yong

Title: Chief Regulatory Officer

Telephone Number: (312) 786-8893

Manual Signature of Official Responsible for Form:

Date: July 27, 2010

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | AUG 3 2010 |

NSX National Stock℠ Exchange

James C. Yong
Chief Regulatory Officer
james.yong@nsx.com

RECEIVED
2010 AUG -3 AM 9:19
SEC / TM

July 27, 2010

Ms. Gail Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Securities Exchange Act Forms 19b4-(e)

Dear Ms. Jackson:

Pursuant to Rule 19b4-(e) of the Securities Exchange act of 1934 ("Exchange Act"), enclosed please find one original and nine copies of a completed Form 19b4-(e), executed on behalf of the National Stock Exchange, Inc. ("NSX" or the "Exchange") for each of the following symbols which were recently approved for trading on the Exchange:

| | | | |
|---|---|---|---|
| 1. GRV | 7. AXDI | 13. AXMT | 19. EMLC |
| 2. MLPG | 8. AXSL | 14. AXTE | |
| 3. RETL | 9. AXEN | 15. AXUT | |
| 4. RETS | 10. AXHE | 16. XXV | |
| 5. FCGL | 11. AXID | 17. AADR | |
| 6. FCGS | 12. AXIT | 18. LIT | |

Please contact me if you have any questions on the enclosed materials.

Very truly yours

James C. Yong

Encls.

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | AUG 3 2010 |

One Financial Place
440 South LaSalle Street Suite 2600
Chicago Illinois 60605

Phone 312.786.8893
Fax 312.939.7239
www.nsx.com